Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum rental commitments	future minimum lease payments under non-cancellable lease contracts
Schedule of financing agreements
At December 31, 2019, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$6,817	$3,864	$2,953